Intangible Assets Acquired from Acquisition (Detail) - FCI, Centronix, BTL, Shannon and Bigtera - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Liabilities [Line Items]
Cost	$ 13,117	$ 8,381
Accumulated Impairment	0	0
Accumulated Amortization	(5,688)	(3,154)
Net Carrying Amount	$ 7,429	$ 5,227